TAXES - Temporary Differences and Carryforwards (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets:
Allowance for doubtful accounts and inventories provision	$ 17,496	$ 100,797
NOL Carryforwards	392,296	344,468
Deferred government grants	14,682	44,804
Deferred tax asset allowance	0	(479,291)
Total deferred tax assets	$ 424,474	$ 10,778